Other Income and Other Expenses	12 Months Ended
Dec. 31, 2011
Other Income and Other Expenses [Abstract]
Other Income and Other Expenses
Note 24.  Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2011	2010
Income
Loan documentation fees	$569,891	$652,876
Loan servicing fees	524,062	471,907

Expenses
Marketing	$318,761	$315,000
State deposit tax	484,540	476,315
Amortization of limited partnerships	479,346	495,592
ATM fees	338,327	292,328
Telephone	332,496	247,739
Collection and non-accrual loan expense	431,186	231,991